Share option scheme and restricted stock units - Disclosure of share-based payment expense (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity based compensation expense	£ 233	£ 260
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity based compensation expense	66	45
General and administration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity based compensation expense	£ 167	£ 215